Stock-Based Compensation, Non-qualified Options (Details) - Nonqualified Stock Options [Member]				9 Months Ended	12 Months Ended
	Nov. 01, 2017 shares	Mar. 01, 2017 shares	Nov. 16, 2015 shares	Sep. 30, 2018 Installment	Dec. 31, 2017 Installment
Executives [Member]
Stock Options [Abstract]
Vesting period				4 years	4 years
Executives [Member] | Vesting One Year Following Date of Hire [Member]
Stock Options [Abstract]
Vesting percentage				25.00%	25.00%
Executives [Member] | Vesting in 36 Monthly Installments Thereafter [Member]
Stock Options [Abstract]
Vesting percentage				75.00%	75.00%
Number of monthly installments for vesting | Installment				36	36
SVP, General Counsel and Secretary [Member]
Stock Options [Abstract]
Issue date				Nov. 16, 2015	Nov. 16, 2015
25% vesting date				Oct. 30, 2016	Oct. 30, 2016
Number of options (in shares)			80,000
SVP, Regulatory Affairs [Member]
Stock Options [Abstract]
Issue date				Mar. 01, 2017	Mar. 01, 2017
25% vesting date				Feb. 28, 2018	Feb. 28, 2018
Number of options (in shares)		80,000
Chief Financial Officer [Member]
Stock Options [Abstract]
Issue date				Nov. 01, 2017	Nov. 01, 2017
25% vesting date				Oct. 31, 2018	Oct. 31, 2018
Number of options (in shares)	200,000